Income tax expense (Reconciliation of effective income tax rate from notional income tax rate) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax expense [abstract]
Notional tax on profit before income tax expense, calculated at the applicable income tax rates in the countries concerned	27.82%	26.13%
Effect of tax losses not recognised	26.83%	18.45%
Effect of deductible temporary differences not recognised	5.92%	6.04%
Effect of non-taxable income	(28.53%)	(12.37%)
Effect of non-deductible expenses	11.22%	7.05%
Statutory tax concession	(6.38%)	0.26%
Others	(4.27%)	(2.10%)
Effective tax rate	32.61%	43.46%